SUPPLEMENT TO THE FIDELITY MORTGAGE
SECURITIES FUND
INITIAL CLASS
FEBRUARY 26,1999
PROSPECTUS

The following information replaces similar information found on page
4.

SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)

Sales charge (load) on        None
purchases and reinvested
distributions

Deferred sales charge (load)  None
on redemptions

Annual account maintenance    $12.00
fee (for accounts under
$2,500)

The following information replaces similar information found on page
11.

MINIMUMS

TO OPEN AN ACCOUNT                           $2,500

   For certain Fidelity retirement accountsA $500

TO ADD TO AN ACCOUNT                         $250

Through regular investment plans             $100

MINIMUM BALANCE                              $2,000

For certain Fidelity retirement accountsA    $500

A FIDELITY TRADITIONAL IRA, ROTH IRA, ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.